Federated Hermes Kaufmann Large Cap Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]	23.81%	13.86%	12.54%
Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	33.36%	18.95%	16.77%
Morningstar Large Growth Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]	27.66%	14.52%	13.24%
A
Prospectus [Line Items]
Average Annual Return, Percent		17.48%	9.65%	11.18%
C
Prospectus [Line Items]
Average Annual Return, Percent		22.62%	10.05%	11.13%
R
Prospectus [Line Items]
Average Annual Return, Percent		23.83%	10.48%	11.39%
IS
Prospectus [Line Items]
Average Annual Return, Percent		24.65%	11.17%	12.09%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.91%	6.56%	9.34%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.42%	8.28%	9.61%
R6
Prospectus [Line Items]
Average Annual Return, Percent		24.71%	11.24%	12.16%

[1]	The Russell 3000® Index is a broad-based securities market index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Russell 1000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.
[5]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.